Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
REVENUES
Revenues	$ 1,521,819	$ 695,567	$ 1,221,285	$ 3,586,244
TOTAL REVENUES	1,521,819	695,567	1,221,285	3,586,244
COST OF GOODS SOLD	1,394,396	719,600	1,135,411	3,544,072
GROSS PROFIT (LOSS)	127,423	(24,033)	85,874	42,172
OPERATING EXPENSES
Salaries, payroll taxes and benefits	663,335	91,207	225,996	2,864,089
Depreciation and amortization	118,744	87,071	165,230	451,533
Professional, legal and consulting fees	265,564	31,607	68,310	2,217,869
Other operating expenses	315,591	130,895	250,041	1,091,349
TOTAL OPERATING EXPENSES	1,363,234	340,780	709,577	6,624,840
OPERATING LOSS	(1,235,811)	(364,813)	(623,703)	(6,582,668)
OTHER EXPENSE
Interest expense	(112,344)	(18,073)	(63,292)	(321,338)
Change in market value				(50,000)
Loss on settlement				(300,000)
Loss on conversion			(14,999)
LOSS BEFORE INCOME TAXES	(1,348,155)	(382,886)	(701,994)	(7,254,006)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,348,155)	$ (382,886)	$ (701,994)	$ (7,254,006)
NET LOSS PER SHARE
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.19)
Basic and diluted weighted average number of common shares outstanding	65,290,896	33,002,649	29,803,362	38,108,425